Condensed Consolidated Interim Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, shares outstanding		1
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	125,000,000	125,000,000	125,000,000
Common stock, shares, issued	26,791,608	26,081,295	9,353,768
Common stock, shares, outstanding	26,791,608	26,081,295	9,353,768
Common stock, other shares, outstanding	160,672	160,672	160,672
Common stock shares to be issued	581,599	581,599	324,276
Series B Convertible Redeemable Preferred Stock [Member]
Series B converible redeemable preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series B converible redeemable preferred stock, authorized	600	600	600
Series B converible redeemable preferred stock, shares issued	360	385	265
Series B converible redeemable preferred stock, shares outstanding	360	385	265
Preferred Stock [Member]
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		9,979,400	9,979,400
Preferred stock, shares issued		1	1
Preferred stock, shares outstanding		1	1
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000	20,000	20,000
Preferred stock, shares issued	201	201	6,304
Preferred stock, shares outstanding	201	201	6,304